UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

February 28, 2013

1.814104.108

SDI-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.7%
		Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,333,344
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)		1,620,000	3,260,574
MGM Mirage, Inc. 4.25% 4/15/15		2,770,000	2,986,406
			6,246,980
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,663,500
TOTAL CONSUMER DISCRETIONARY			9,243,824
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Exterran Holdings, Inc. 4.25% 6/15/14		470,000	570,463
Oil, Gas & Consumable Fuels - 1.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15		8,090,000	7,543,925
Chesapeake Energy Corp. 2.5% 5/15/37		10,640,000	10,188,864
Cobalt International Energy, Inc. 2.625% 12/1/19		4,820,000	4,976,650
Massey Energy Co. 3.25% 8/1/15		9,900,000	9,448,313
Peabody Energy Corp. 4.75% 12/15/66		11,050,000	9,385,594
Pioneer Natural Resources Co. 2.875% 1/15/38		3,700,000	8,061,375
Ship Finance International Ltd. 3.25% 2/1/18		3,900,000	3,868,800
Western Refining, Inc. 5.75% 6/15/14		2,450,000	9,037,438
			62,510,959
TOTAL ENERGY			63,081,422
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 2.25% 3/1/19		1,790,000	1,941,434
HEALTH CARE - 1.5%
Biotechnology - 0.5%
Gilead Sciences, Inc. 1.625% 5/1/16		5,370,000	10,307,715
InterMune, Inc. 2.5% 12/15/17		1,820,000	1,862,770
Theravance, Inc. 2.125% 1/15/23		4,300,000	4,243,563
			16,414,048
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		5,530,000	7,676,193
Corporate Bonds - continued
		Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Molina Healthcare, Inc. 1.125% 1/15/20 (f)		$ 5,380,000	$ 5,487,600
WellPoint, Inc. 2.75% 10/15/42 (f)		14,700,000	15,742,524
			21,230,124
Pharmaceuticals - 0.2%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		1,000,000	1,008,700
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)		2,000,000	2,331,040
Mylan, Inc. 3.75% 9/15/15		1,380,000	3,133,290
ViroPharma, Inc. 2% 3/15/17		1,600,000	2,380,000
			8,853,030
TOTAL HEALTH CARE			54,173,395
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13		220,000	483,780
Commercial Services & Supplies - 0.7%
Covanta Holding Corp. 3.25% 6/1/14		20,540,000	25,958,452
Construction & Engineering - 0.5%
MasTec, Inc.:
4% 6/15/14		5,240,000	10,152,500
4.25% 12/15/14		3,460,000	6,870,263
			17,022,763
TOTAL INDUSTRIALS			43,464,995
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.6%
Ciena Corp. 3.75% 10/15/18 (f)		2,760,000	3,084,300
InterDigital, Inc. 2.5% 3/15/16		15,460,000	16,890,050
			19,974,350
Computers & Peripherals - 0.8%
EMC Corp. 1.75% 12/1/13		7,950,000	11,514,780
SanDisk Corp. 1.5% 8/15/17		14,510,000	17,937,988
			29,452,768
Corporate Bonds - continued
		Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)		$ 4,090,000	$ 4,450,431
2.25% 6/1/42 (f)		1,300,000	1,601,860
			6,052,291
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37		550,000	795,438
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14		3,830,000	4,126,825
Semiconductors & Semiconductor Equipment - 1.6%
GT Advanced Technologies, Inc. 3% 10/1/17		8,545,000	6,414,091
Intel Corp. 3.25% 8/1/39		12,490,000	14,785,662
Linear Technology Corp. 3% 5/1/27		6,280,000	6,735,300
Microchip Technology, Inc. 2.125% 12/15/37		5,410,000	7,662,183
Micron Technology, Inc.:
1.625% 2/15/33 (f)		1,400,000	1,470,000
2.125% 2/15/33 (f)		1,400,000	1,438,500
3.125% 5/1/32 (f)		11,980,000	13,380,163
Novellus Systems, Inc. 2.625% 5/15/41		2,240,000	3,129,000
			55,014,899
Software - 0.5%
Electronic Arts, Inc. 0.75% 7/15/16		570,000	549,694
Nuance Communications, Inc.:
2.75% 8/15/27		1,500,000	1,737,188
2.75% 11/1/31		9,830,000	10,106,469
Symantec Corp. 1% 6/15/13		3,670,000	4,517,403
			16,910,754
TOTAL INFORMATION TECHNOLOGY			132,327,325
MATERIALS - 1.2%
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)		8,380,000	8,411,844
Metals & Mining - 0.6%
Goldcorp, Inc. 2% 8/1/14		5,790,000	6,058,077
Horsehead Holding Corp. 3.8% 7/1/17		1,120,000	1,099,149
Newmont Mining Corp.:
1.25% 7/15/14		4,890,000	5,400,394
Corporate Bonds - continued
		Principal Amount	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.: - continued
1.625% 7/15/17		$ 2,290,000	$ 2,737,981
Royal Gold, Inc. 2.875% 6/15/19		550,000	572,688
Silver Standard Resources, Inc. 2.875% 2/1/33 (f)		3,790,000	3,358,698
Stillwater Mining Co. 1.75% 10/15/32		2,260,000	2,700,949
			21,927,936
Paper & Forest Products - 0.3%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)		1,130,000	1,912,525
4.5% 8/15/15		4,710,000	7,971,675
			9,884,200
TOTAL MATERIALS			40,223,980
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16		1,040,000	1,373,450
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)		12,720,000	13,833,000
TOTAL TELECOMMUNICATION SERVICES			15,206,450
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 5.5% 6/15/29		270,000	523,125
TOTAL CONVERTIBLE BONDS			360,185,950
Nonconvertible Bonds - 8.4%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,170,000	1,272,375
ServiceMaster Co. 8% 2/15/20		105,000	111,300
			1,383,675
Hotels, Restaurants & Leisure - 0.3%
FelCor Lodging LP 10% 10/1/14		1,089,000	1,227,848
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		$ 3,595,000	$ 4,062,350
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,456,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		450,000	490,500
			9,236,698
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		3,000,000	3,240,000
Media - 0.3%
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		150,000	154,875
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		6,400,000	7,040,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		435,000	454,575
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,544,350
			9,193,800
TOTAL CONSUMER DISCRETIONARY			23,054,173
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		5,435,000	5,842,625
Rite Aid Corp. 9.5% 6/15/17		5,000,000	5,250,000
Tops Markets LLC 8.875% 12/15/17 (f)		1,885,000	2,040,513
			13,133,138
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14		5,017,000	5,388,258
Alpha Natural Resources, Inc.:
6% 6/1/19		13,860,000	12,577,950
6.25% 6/1/21		600,000	532,500
Forest Oil Corp. 7.25% 6/15/19		1,775,000	1,783,875
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		$ 2,415,000	$ 2,626,313
Western Refining, Inc. 11.25% 6/15/17 (f)		7,236,000	7,806,197
			30,715,093
FINANCIALS - 5.2%
Capital Markets - 0.4%
Chase Capital II 0.7985% 2/1/27 (i)		9,900,000	8,241,750
Chase Capital Trust VI 0.9235% 8/1/28 (i)		5,000,000	4,162,500
JPMorgan Chase Capital XXIII 1.2901% 5/15/77 (i)		2,500,000	1,943,750
Lehman Brothers Holdings, Inc. 1.1171% (d)(i)		1,000,000	0
			14,348,000
Commercial Banks - 2.1%
Bank of Ireland 10% 7/30/16	EUR	7,643,000	10,315,187
Corestates Capital II 0.954% 1/15/27 (f)(i)		3,000,000	2,535,000
Corestates Capital III 0.8601% 2/15/27 (f)(i)		3,960,000	3,286,800
First Maryland Capital I 1.304% 1/15/27 (i)		2,500,000	2,025,000
First Maryland Capital II 1.1485% 2/1/27 (i)		4,100,000	3,321,000
JPMorgan Chase Capital XXI 1.248% 1/15/87 (i)		12,500,000	9,750,000
PNC Capital Trust C 0.8805% 6/1/28 (i)		9,000,000	7,515,000
PNC Preferred Funding Trust III 8.7% (f)(g)(i)		4,315,000	4,372,100
Wachovia Capital Trust II 0.804% 1/15/27 (i)		32,014,000	26,571,620
Wells Fargo Capital II 0.8015% 1/30/27 (i)		5,930,000	5,010,850
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	1,020,000
			75,722,557
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16		4,500,000	4,556,250
GMAC LLC 8% 11/1/31		3,900,000	4,894,500
			9,450,750
Diversified Financial Services - 2.4%
Central Fidelity Capital Trust I 1.304% 4/15/27 (i)		2,500,000	2,112,500
General Electric Capital Corp. 7.125% (g)(i)		10,000,000	11,583,000
Goldman Sachs Capital II 4% (g)(i)		20,953,000	17,443,373
Goldman Sachs Capital III 4% (g)(i)		18,715,000	15,580,238
ILFC E-Capital Trust I 4.54% 12/21/65 (f)(i)		29,530,000	25,395,800
JPMorgan Chase Capital XIII 1.261% 9/30/34 (i)		2,750,000	2,268,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 4,945,000	$ 5,699,113
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,740,263
			82,823,037
TOTAL FINANCIALS			182,344,344
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,360,000	1,468,800
INDUSTRIALS - 0.4%
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,000,000	2,002,600
Navios Maritime Holdings, Inc. 8.125% 2/15/19		2,100,000	1,816,500
			3,819,100
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	863,625
8.625% 9/15/15		5,000,000	5,687,500
8.875% 9/1/17		3,000,000	3,600,000
			10,151,125
TOTAL INDUSTRIALS			13,970,225
MATERIALS - 0.3%
Chemicals - 0.0%
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		510,000	508,725
Metals & Mining - 0.1%
Severstal Columbus LLC 10.25% 2/15/18		3,510,000	3,755,700
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		5,386,000	6,234,295
TOTAL MATERIALS			10,498,720
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.875% 11/15/28		$ 4,515,000	$ 4,560,150
Wireless Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		2,670,000	2,890,275
Sprint Nextel Corp.:
6% 12/1/16		4,660,000	5,032,800
7% 8/15/20		1,500,000	1,631,250
			9,554,325
TOTAL TELECOMMUNICATION SERVICES			14,114,475
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (f)		845,000	897,813
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,256,500
TOTAL UTILITIES			4,154,313
TOTAL NONCONVERTIBLE BONDS			293,453,281
TOTAL CORPORATE BONDS (Cost $611,474,300)			653,639,231
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.07% 4/18/13 (h) (Cost $1,039,911)		1,040,000	1,039,882
Common Stocks - 65.6%
	Shares
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.1%
Ford Motor Co.	236,400	2,981,004
Diversified Consumer Services - 0.2%
H&R Block, Inc.	246,600	6,130,476
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	146,100	$ 4,876,818
Cedar Fair LP (depositary unit)	124,800	4,722,432
Las Vegas Sands Corp.	68,800	3,542,512
McDonald's Corp.	251,000	24,070,900
Wyndham Worldwide Corp.	60,400	3,638,496
		40,851,158
Household Durables - 0.1%
Whirlpool Corp.	23,800	2,688,210
Media - 1.5%
Comcast Corp. Class A	508,300	20,225,257
The Walt Disney Co.	93,400	5,098,706
Time Warner Cable, Inc.	102,500	8,854,975
Time Warner, Inc.	375,500	19,965,335
		54,144,273
Specialty Retail - 0.7%
Foot Locker, Inc.	78,400	2,680,496
Home Depot, Inc.	227,000	15,549,500
Lowe's Companies, Inc.	144,900	5,527,935
		23,757,931
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,095,628
TOTAL CONSUMER DISCRETIONARY		136,648,680
CONSUMER STAPLES - 9.5%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR	68,800	6,466,512
Diageo PLC sponsored ADR	28,800	3,447,648
Dr. Pepper Snapple Group, Inc.	71,200	3,105,744
PepsiCo, Inc.	526,800	39,915,636
SABMiller PLC	61,500	3,057,394
The Coca-Cola Co.	1,330,600	51,520,832
		107,513,766
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	421,200	29,812,536
Food Products - 0.9%
Archer Daniels Midland Co.	57,900	1,844,694
Campbell Soup Co. (e)	62,200	2,560,152
Kellogg Co.	151,500	9,165,750
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	518,600	$ 14,339,290
Unilever NV (NY Reg.)	124,000	4,826,080
		32,735,966
Household Products - 2.7%
Colgate-Palmolive Co.	63,100	7,220,533
Procter & Gamble Co.	1,012,658	77,144,286
Reckitt Benckiser Group PLC	124,600	8,371,892
		92,736,711
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	80,500	8,394,540
Imperial Tobacco Group PLC	51,781	1,877,449
KT&G Corp.	18,812	1,339,314
Lorillard, Inc.	162,000	6,243,480
Philip Morris International, Inc.	523,918	48,069,477
Swedish Match Co. AB	48,000	1,571,945
		67,496,205
TOTAL CONSUMER STAPLES		330,295,184
ENERGY - 7.1%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	151,300	9,099,182
Oil, Gas & Consumable Fuels - 6.8%
Atlas Pipeline Partners LP	112,600	3,720,304
Canadian Natural Resources Ltd.	108,800	3,325,456
Chevron Corp.	668,900	78,361,635
Enterprise Products Partners LP	44,300	2,510,481
EV Energy Partners LP	59,900	3,354,999
Exxon Mobil Corp.	1,349,100	120,811,900
Marathon Petroleum Corp.	50,250	4,164,720
Murphy Oil Corp.	77,800	4,736,464
Occidental Petroleum Corp.	92,200	7,590,826
The Williams Companies, Inc.	195,300	6,778,863
Western Gas Equity Partners LP	48,900	1,661,133
		237,016,781
TOTAL ENERGY		246,115,963
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.0%
Capital Markets - 1.0%
BlackRock, Inc. Class A	67,300	$ 16,135,175
Federated Investors, Inc. Class B (non-vtg.)	107,400	2,493,828
KKR & Co. LP	288,100	5,249,182
State Street Corp.	63,200	3,576,488
The Blackstone Group LP	369,100	6,975,990
		34,430,663
Commercial Banks - 1.6%
BB&T Corp.	104,200	3,163,512
City National Corp.	32,900	1,869,049
Comerica, Inc.	99,100	3,407,058
Commerce Bancshares, Inc.	89,675	3,415,721
Cullen/Frost Bankers, Inc.	82,200	4,978,032
M&T Bank Corp.	83,600	8,534,724
National Penn Bancshares, Inc.	320,200	3,137,960
PNC Financial Services Group, Inc.	103,400	6,451,126
U.S. Bancorp	255,900	8,695,482
UMB Financial Corp.	46,100	2,101,699
Wells Fargo & Co.	268,800	9,429,504
		55,183,867
Diversified Financial Services - 0.7%
2010 Swift Mandatory Common Exchange Security Trust (f)	309,400	3,741,605
JPMorgan Chase & Co.	247,600	12,112,592
The NASDAQ Stock Market, Inc.	225,800	7,148,828
		23,003,025
Insurance - 2.0%
ACE Ltd.	56,100	4,790,379
Allied World Assurance Co. Holdings Ltd.	22,100	1,940,601
Axis Capital Holdings Ltd.	151,600	6,174,668
Marsh & McLennan Companies, Inc.	145,700	5,411,298
MetLife, Inc.	342,100	12,124,024
MetLife, Inc. unit	338,700	15,952,770
Prudential Financial, Inc.	242,900	13,497,953
The Travelers Companies, Inc.	131,900	10,607,398
		70,499,091
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	286,885	7,722,944
Alexandria Real Estate Equities, Inc.	143,403	10,201,689
Apartment Investment & Management Co. Class A	196,370	5,816,479
AvalonBay Communities, Inc.	79,148	9,880,045
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	162,296	$ 16,859,308
Camden Property Trust (SBI)	278,962	19,287,433
CBL & Associates Properties, Inc.	733,354	16,676,470
Cedar Shopping Centers, Inc.	535,350	3,072,909
Chesapeake Lodging Trust	532,569	11,466,211
CommonWealth REIT	51,700	1,305,425
Coresite Realty Corp.	13,800	447,120
Cousins Properties, Inc.	663,940	6,453,497
Douglas Emmett, Inc.	424,501	10,404,520
DuPont Fabros Technology, Inc.	69,700	1,614,252
Education Realty Trust, Inc.	1,029,170	11,228,245
Equity One, Inc.	491,948	11,565,697
Equity Residential (SBI)	169,300	9,318,272
Essex Property Trust, Inc.	106,602	15,882,632
Excel Trust, Inc.	96,477	1,216,575
First Industrial Realty Trust, Inc.	361,200	5,732,244
First Potomac Realty Trust	159,000	2,246,670
General Growth Properties, Inc.	395,656	7,572,856
Glimcher Realty Trust	566,403	6,377,698
HCP, Inc.	379,539	18,551,866
Health Care REIT, Inc.	154,096	9,883,717
Highwoods Properties, Inc. (SBI)	355,178	12,963,997
Home Properties, Inc.	193,335	12,067,971
Host Hotels & Resorts, Inc.	645,297	10,757,101
Kite Realty Group Trust	465,234	3,065,892
Lexington Corporate Properties Trust	632,200	7,245,012
National Retail Properties, Inc.	414,562	14,281,661
Piedmont Office Realty Trust, Inc. Class A	162,800	3,200,648
Prologis, Inc.	871,801	33,947,931
Public Storage	230,397	34,838,330
Retail Properties America, Inc.	317,900	4,704,920
Sabra Health Care REIT, Inc.	201,543	5,326,781
Simon Property Group, Inc.	360,815	57,319,071
SL Green Realty Corp.	267,123	21,802,579
Sun Communities, Inc.	78,862	3,669,449
Sunstone Hotel Investors, Inc. (a)	786,962	8,916,279
Terreno Realty Corp.	33,600	601,440
Ventas, Inc.	582,541	41,232,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	89,114	$ 7,147,834
Weyerhaeuser Co.	41,800	1,229,338
		505,103,260
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	227,714	5,503,847
Forest City Enterprises, Inc. Class A (a)	209,400	3,358,776
		8,862,623
TOTAL FINANCIALS		697,082,529
HEALTH CARE - 8.6%
Biotechnology - 0.3%
Amgen, Inc.	129,900	11,874,159
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	192,400	6,501,196
Baxter International, Inc.	153,200	10,356,320
		16,857,516
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	183,308	5,073,965
Emeritus Corp. (a)	278,190	7,925,633
UnitedHealth Group, Inc.	41,000	2,191,450
		15,191,048
Pharmaceuticals - 7.4%
AbbVie, Inc.	593,400	21,908,328
Eli Lilly & Co.	397,400	21,721,884
GlaxoSmithKline PLC sponsored ADR	184,350	8,116,931
Johnson & Johnson	922,044	70,176,769
Merck & Co., Inc.	1,117,890	47,767,440
Pfizer, Inc.	2,498,000	68,370,260
Roche Holding AG sponsored ADR	160,600	9,213,622
Sanofi SA sponsored ADR	194,200	9,168,182
		256,443,416
TOTAL HEALTH CARE		300,366,139
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	120,500	8,447,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	98,500	$ 7,574,650
United Technologies Corp.	93,800	8,493,590
		24,515,290
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	296,000	24,464,400
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	77,200	1,510,032
Edenred SA	49,800	1,722,934
Republic Services, Inc.	106,300	3,342,072
Waste Management, Inc.	150,800	5,627,856
		12,202,894
Electrical Equipment - 0.5%
Eaton Corp. PLC	188,900	11,706,133
Emerson Electric Co.	122,800	6,962,760
		18,668,893
Industrial Conglomerates - 1.4%
3M Co.	286,600	29,806,400
General Electric Co.	888,653	20,634,523
		50,440,923
Machinery - 0.6%
Cummins, Inc.	53,300	6,175,871
Illinois Tool Works, Inc.	121,600	7,478,400
Stanley Black & Decker, Inc.	87,300	6,870,510
		20,524,781
Professional Services - 0.2%
Nielsen Holdings B.V.	212,863	7,171,354
TOTAL INDUSTRIALS		157,988,535
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,117,500	44,149,875
Computers & Peripherals - 0.4%
Apple, Inc.	15,500	6,841,700
Hewlett-Packard Co.	392,500	7,904,950
		14,746,650
IT Services - 1.0%
Accenture PLC Class A	65,200	4,848,272
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	195,300	$ 11,983,608
Fidelity National Information Services, Inc.	161,200	6,069,180
Paychex, Inc.	367,000	12,147,700
		35,048,760
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	227,000	10,264,940
Intel Corp.	865,000	18,035,250
Linear Technology Corp.	164,100	6,275,184
Maxim Integrated Products, Inc.	174,100	5,428,438
Texas Instruments, Inc.	106,100	3,646,657
		43,650,469
Software - 1.5%
Activision Blizzard, Inc.	252,000	3,603,600
Microsoft Corp.	1,817,000	50,512,600
		54,116,200
TOTAL INFORMATION TECHNOLOGY		191,711,954
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	34,800	3,004,632
E.I. du Pont de Nemours & Co.	318,500	15,256,150
Eastman Chemical Co.	49,800	3,472,554
LyondellBasell Industries NV Class A (e)	157,400	9,226,788
The Dow Chemical Co.	157,800	5,005,416
		35,965,540
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	135,800	4,334,736
Paper & Forest Products - 0.3%
International Paper Co.	200,100	8,806,401
TOTAL MATERIALS		49,106,677
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,341,300	62,410,689
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	$ 3,000,054
TOTAL TELECOMMUNICATION SERVICES		65,410,743
UTILITIES - 3.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	184,100	8,614,039
Edison International	421,800	20,259,054
NextEra Energy, Inc.	272,100	19,555,827
Northeast Utilities	373,600	15,508,136
PPL Corp.	203,192	6,262,377
Southern Co.	194,600	8,758,946
		78,958,379
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	252,700	5,415,361
NiSource, Inc.	272,000	7,534,400
PG&E Corp.	150,900	6,434,376
Sempra Energy	182,700	14,206,752
		33,590,889
TOTAL UTILITIES		112,549,268
TOTAL COMMON STOCKS (Cost $2,028,472,821)		2,287,275,672
Preferred Stocks - 8.4%

Convertible Preferred Stocks - 3.1%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	497,284	20,771,553
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,644	4,246,827
TOTAL CONSUMER DISCRETIONARY		25,018,380
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 3.75% (a)(f)	13,000	1,298,700
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.7%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	$ 1,390,813
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,384,920
Diversified Financial Services - 0.2%
Bank of America Corp. Series L, 7.25%	4,488	5,385,600
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	121,800	7,346,063
TOTAL FINANCIALS		24,507,396
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	19,112	3,963,064
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	10,108	11,611,565
TOTAL HEALTH CARE		15,574,629
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	155,400	9,052,050
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 5.00%	11,800	1,494,234
TOTAL INDUSTRIALS		10,546,284
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	19,600	1,276,744
MATERIALS - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.00% (a)	125,400	2,933,106
Cliffs Natural Resources, Inc. 7.00% (a)	231,200	5,333,784
		8,266,890
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.:
5.889%	174,400	8,958,928
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.: - continued
7.00%	29,000	$ 1,564,840
Series E, 5.599%	37,000	1,918,228
PPL Corp. 8.75%	180,300	9,929,121
		22,371,117
TOTAL CONVERTIBLE PREFERRED STOCKS		108,860,140
Nonconvertible Preferred Stocks - 5.3%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,855,125
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625% (a)	180,000	4,829,400
FINANCIALS - 4.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	2,278,973
Goldman Sachs Group, Inc.:
5.95%	65,219	1,631,127
Series C, 4.9931%	40,000	954,400
Series D 4.00%	361,960	7,992,077
Morgan Stanley Capital I Trust 6.60%	140,000	3,533,600
		16,390,177
Commercial Banks - 0.9%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,188,968
Series 4, 7.75%	247,800	6,286,686
HSBC Holdings PLC Series B, 8.00%	45,400	1,256,672
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,507,800
SunTrust Banks, Inc. Series E, 5.875%	80,000	1,998,400
U.S. Bancorp Series A, 3.50%	21,960	19,873,800
		32,112,326
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 1.3%
Ally Financial, Inc. 7.00% (f)	44,758	$ 43,303,365
HSBC USA, Inc. Series H, 6.50%	100,000	2,573,000
		45,876,365
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series 4, 4.00%	51,393	1,171,760
Series D, 6.204%	45,000	1,127,250
Series H, 8.20%	393,015	10,033,673
GMAC Capital Trust I Series 2, 8.125%	825,698	21,914,025
JPMorgan Chase Capital XXIX 6.70%	155,000	4,127,650
		38,374,358
Insurance - 0.2%
Hartford Financial Services Group, Inc. 7.875%	100,000	2,959,000
MetLife, Inc. Series B, 6.50%	111,000	2,821,620
		5,780,620
Real Estate Investment Trusts - 0.7%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,338,000
Health Care REIT, Inc. Series J, 6.50%	12,000	324,600
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,264,768
Series C, 6.875% (a)	50,000	1,255,000
Hospitality Properties Trust Series D, 7.125%	60,000	1,628,400
Kimco Realty Corp. Series K, 5.625%	120,000	3,044,400
Public Storage:
Series T, 5.75%	44,000	1,150,160
Series V, 5.375%	200,000	5,088,000
SL Green Realty Corp. Series I, 6.50%	60,000	1,561,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,008,350
Vornado Realty Trust Series L, 5.40% (a)	80,000	2,000,000
		24,663,478
Real Estate Management & Development - 0.0%
Ventas Realty LP 5.45% (a)	60,000	1,500,000
TOTAL FINANCIALS		164,697,324
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70% (a)	120,000	3,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 0.3%
Electric Utilities - 0.3%
Duquesne Light Co. 6.50%	141,050	$ 7,123,025
Southern California Edison Co. Series D, 6.50%	12,500	1,327,344
		8,450,369
TOTAL NONCONVERTIBLE PREFERRED STOCKS		183,832,218
TOTAL PREFERRED STOCKS (Cost $266,847,014)		292,692,358
Floating Rate Loans - 0.8%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)	$ 115,000	115,719
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	1,375,000	1,373,281
		1,489,000
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9369% 5/1/16 (i)	4,000,000	4,020,000
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (i)	870,000	872,540
		4,892,540
TOTAL CONSUMER DISCRETIONARY		6,381,540
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (i)	5,375,000	5,378,386
Tranche 2LN, term loan 9.75% 3/26/20 (i)	2,472,272	2,558,801
		7,937,187
Floating Rate Loans - continued
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon USA Partners LP term loan 9.25% 11/13/18 (i)	$ 397,222	$ 409,139
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,300,000	2,348,990
		2,758,129
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (i)	3,500,000	3,513,300
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. Tranche 1LN, term loan 5.2017% 9/24/18 (i)	35,000	35,000
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (i)	6,287,488	6,413,237
TOTAL FLOATING RATE LOANS (Cost $26,847,705)		27,038,393
Preferred Securities - 2.1%

FINANCIALS - 2.1%
Commercial Banks - 1.2%
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,729,081
PNC Preferred Funding Trust I 1.958% (f)(g)(i)	23,450,000	19,706,994
SunTrust Preferred Capital I 4% 12/15/49 (i)	3,866,000	3,318,746
USB Capital IX 3.5% (g)(i)	18,125,000	16,776,953
		41,531,774
Diversified Financial Services - 0.9%
BAC Capital Trust XIV 4% (g)(i)	7,500,000	6,513,333
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	7,458,196
PNC Preferred Funding Trust II 1.5305% (f)(g)(i)	12,486,000	10,434,985
Wachovia Capital Trust III 5.5698% (g)(i)	8,091,000	8,186,137
		32,592,651
TOTAL PREFERRED SECURITIES (Cost $66,339,955)		74,124,425
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	174,285,735	$ 174,285,735
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,918,650	11,918,650
TOTAL MONEY MARKET FUNDS (Cost $186,204,385)		186,204,385
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,144,000)	$ 2,144,010	2,144,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,189,370,091)		3,524,158,346
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(35,068,135)
NET ASSETS - 100%		$ 3,489,090,211
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
281 CME E-mini S&P 500 Index Contracts	March 2013	$ 21,261,865	$ 241,143

The face value of futures purchased as a percentage of net assets is 0.6%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,958,319 or 6.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,039,882.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,144,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 600,393
Merrill Lynch, Pierce, Fenner & Smith, Inc.	414,867
RBS Securities, Inc.	1,128,740
$ 2,144,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,477
Fidelity Securities Lending Cash Central Fund	3,713
Total	$ 56,190
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,667,060	$ 157,420,233	$ 4,246,827	$ -
Consumer Staples	334,449,009	330,295,184	4,153,825	-
Energy	250,945,363	250,945,363	-	-
Financials	886,287,249	811,797,633	74,489,616	-
Health Care	315,940,768	304,329,203	11,611,565	-
Industrials	171,534,819	167,040,585	4,494,234	-
Information Technology	192,988,698	192,988,698	-	-
Materials	57,373,567	49,106,677	8,266,890	-
Telecommunication Services	65,410,743	62,410,689	3,000,054	-
Utilities	143,370,754	116,032,336	27,338,418	-
Corporate Bonds	653,639,231	8,061,375	645,577,856	-
U.S. Government and Government Agency Obligations	1,039,882	-	1,039,882	-
Floating Rate Loans	27,038,393	-	27,038,393	-
Preferred Securities	74,124,425	-	74,124,425	-
Money Market Funds	186,204,385	186,204,385	-	-
Cash Equivalents	2,144,000	-	2,144,000	-
Total Investments in Securities:	$ 3,524,158,346	$ 2,636,632,361	$ 887,525,985	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 241,143	$ 241,143	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $3,191,980,517. Net unrealized appreciation aggregated $332,177,829, of which $371,898,317 related to appreciated investment securities and $39,720,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.108

ASDI-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.7%
		Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,333,344
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)		1,620,000	3,260,574
MGM Mirage, Inc. 4.25% 4/15/15		2,770,000	2,986,406
			6,246,980
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,663,500
TOTAL CONSUMER DISCRETIONARY			9,243,824
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Exterran Holdings, Inc. 4.25% 6/15/14		470,000	570,463
Oil, Gas & Consumable Fuels - 1.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15		8,090,000	7,543,925
Chesapeake Energy Corp. 2.5% 5/15/37		10,640,000	10,188,864
Cobalt International Energy, Inc. 2.625% 12/1/19		4,820,000	4,976,650
Massey Energy Co. 3.25% 8/1/15		9,900,000	9,448,313
Peabody Energy Corp. 4.75% 12/15/66		11,050,000	9,385,594
Pioneer Natural Resources Co. 2.875% 1/15/38		3,700,000	8,061,375
Ship Finance International Ltd. 3.25% 2/1/18		3,900,000	3,868,800
Western Refining, Inc. 5.75% 6/15/14		2,450,000	9,037,438
			62,510,959
TOTAL ENERGY			63,081,422
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 2.25% 3/1/19		1,790,000	1,941,434
HEALTH CARE - 1.5%
Biotechnology - 0.5%
Gilead Sciences, Inc. 1.625% 5/1/16		5,370,000	10,307,715
InterMune, Inc. 2.5% 12/15/17		1,820,000	1,862,770
Theravance, Inc. 2.125% 1/15/23		4,300,000	4,243,563
			16,414,048
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		5,530,000	7,676,193
Corporate Bonds - continued
		Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Molina Healthcare, Inc. 1.125% 1/15/20 (f)		$ 5,380,000	$ 5,487,600
WellPoint, Inc. 2.75% 10/15/42 (f)		14,700,000	15,742,524
			21,230,124
Pharmaceuticals - 0.2%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		1,000,000	1,008,700
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)		2,000,000	2,331,040
Mylan, Inc. 3.75% 9/15/15		1,380,000	3,133,290
ViroPharma, Inc. 2% 3/15/17		1,600,000	2,380,000
			8,853,030
TOTAL HEALTH CARE			54,173,395
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13		220,000	483,780
Commercial Services & Supplies - 0.7%
Covanta Holding Corp. 3.25% 6/1/14		20,540,000	25,958,452
Construction & Engineering - 0.5%
MasTec, Inc.:
4% 6/15/14		5,240,000	10,152,500
4.25% 12/15/14		3,460,000	6,870,263
			17,022,763
TOTAL INDUSTRIALS			43,464,995
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.6%
Ciena Corp. 3.75% 10/15/18 (f)		2,760,000	3,084,300
InterDigital, Inc. 2.5% 3/15/16		15,460,000	16,890,050
			19,974,350
Computers & Peripherals - 0.8%
EMC Corp. 1.75% 12/1/13		7,950,000	11,514,780
SanDisk Corp. 1.5% 8/15/17		14,510,000	17,937,988
			29,452,768
Corporate Bonds - continued
		Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)		$ 4,090,000	$ 4,450,431
2.25% 6/1/42 (f)		1,300,000	1,601,860
			6,052,291
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37		550,000	795,438
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14		3,830,000	4,126,825
Semiconductors & Semiconductor Equipment - 1.6%
GT Advanced Technologies, Inc. 3% 10/1/17		8,545,000	6,414,091
Intel Corp. 3.25% 8/1/39		12,490,000	14,785,662
Linear Technology Corp. 3% 5/1/27		6,280,000	6,735,300
Microchip Technology, Inc. 2.125% 12/15/37		5,410,000	7,662,183
Micron Technology, Inc.:
1.625% 2/15/33 (f)		1,400,000	1,470,000
2.125% 2/15/33 (f)		1,400,000	1,438,500
3.125% 5/1/32 (f)		11,980,000	13,380,163
Novellus Systems, Inc. 2.625% 5/15/41		2,240,000	3,129,000
			55,014,899
Software - 0.5%
Electronic Arts, Inc. 0.75% 7/15/16		570,000	549,694
Nuance Communications, Inc.:
2.75% 8/15/27		1,500,000	1,737,188
2.75% 11/1/31		9,830,000	10,106,469
Symantec Corp. 1% 6/15/13		3,670,000	4,517,403
			16,910,754
TOTAL INFORMATION TECHNOLOGY			132,327,325
MATERIALS - 1.2%
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)		8,380,000	8,411,844
Metals & Mining - 0.6%
Goldcorp, Inc. 2% 8/1/14		5,790,000	6,058,077
Horsehead Holding Corp. 3.8% 7/1/17		1,120,000	1,099,149
Newmont Mining Corp.:
1.25% 7/15/14		4,890,000	5,400,394
Corporate Bonds - continued
		Principal Amount	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.: - continued
1.625% 7/15/17		$ 2,290,000	$ 2,737,981
Royal Gold, Inc. 2.875% 6/15/19		550,000	572,688
Silver Standard Resources, Inc. 2.875% 2/1/33 (f)		3,790,000	3,358,698
Stillwater Mining Co. 1.75% 10/15/32		2,260,000	2,700,949
			21,927,936
Paper & Forest Products - 0.3%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)		1,130,000	1,912,525
4.5% 8/15/15		4,710,000	7,971,675
			9,884,200
TOTAL MATERIALS			40,223,980
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16		1,040,000	1,373,450
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)		12,720,000	13,833,000
TOTAL TELECOMMUNICATION SERVICES			15,206,450
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 5.5% 6/15/29		270,000	523,125
TOTAL CONVERTIBLE BONDS			360,185,950
Nonconvertible Bonds - 8.4%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,170,000	1,272,375
ServiceMaster Co. 8% 2/15/20		105,000	111,300
			1,383,675
Hotels, Restaurants & Leisure - 0.3%
FelCor Lodging LP 10% 10/1/14		1,089,000	1,227,848
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		$ 3,595,000	$ 4,062,350
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,456,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		450,000	490,500
			9,236,698
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		3,000,000	3,240,000
Media - 0.3%
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		150,000	154,875
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		6,400,000	7,040,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		435,000	454,575
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,544,350
			9,193,800
TOTAL CONSUMER DISCRETIONARY			23,054,173
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		5,435,000	5,842,625
Rite Aid Corp. 9.5% 6/15/17		5,000,000	5,250,000
Tops Markets LLC 8.875% 12/15/17 (f)		1,885,000	2,040,513
			13,133,138
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14		5,017,000	5,388,258
Alpha Natural Resources, Inc.:
6% 6/1/19		13,860,000	12,577,950
6.25% 6/1/21		600,000	532,500
Forest Oil Corp. 7.25% 6/15/19		1,775,000	1,783,875
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		$ 2,415,000	$ 2,626,313
Western Refining, Inc. 11.25% 6/15/17 (f)		7,236,000	7,806,197
			30,715,093
FINANCIALS - 5.2%
Capital Markets - 0.4%
Chase Capital II 0.7985% 2/1/27 (i)		9,900,000	8,241,750
Chase Capital Trust VI 0.9235% 8/1/28 (i)		5,000,000	4,162,500
JPMorgan Chase Capital XXIII 1.2901% 5/15/77 (i)		2,500,000	1,943,750
Lehman Brothers Holdings, Inc. 1.1171% (d)(i)		1,000,000	0
			14,348,000
Commercial Banks - 2.1%
Bank of Ireland 10% 7/30/16	EUR	7,643,000	10,315,187
Corestates Capital II 0.954% 1/15/27 (f)(i)		3,000,000	2,535,000
Corestates Capital III 0.8601% 2/15/27 (f)(i)		3,960,000	3,286,800
First Maryland Capital I 1.304% 1/15/27 (i)		2,500,000	2,025,000
First Maryland Capital II 1.1485% 2/1/27 (i)		4,100,000	3,321,000
JPMorgan Chase Capital XXI 1.248% 1/15/87 (i)		12,500,000	9,750,000
PNC Capital Trust C 0.8805% 6/1/28 (i)		9,000,000	7,515,000
PNC Preferred Funding Trust III 8.7% (f)(g)(i)		4,315,000	4,372,100
Wachovia Capital Trust II 0.804% 1/15/27 (i)		32,014,000	26,571,620
Wells Fargo Capital II 0.8015% 1/30/27 (i)		5,930,000	5,010,850
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	1,020,000
			75,722,557
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16		4,500,000	4,556,250
GMAC LLC 8% 11/1/31		3,900,000	4,894,500
			9,450,750
Diversified Financial Services - 2.4%
Central Fidelity Capital Trust I 1.304% 4/15/27 (i)		2,500,000	2,112,500
General Electric Capital Corp. 7.125% (g)(i)		10,000,000	11,583,000
Goldman Sachs Capital II 4% (g)(i)		20,953,000	17,443,373
Goldman Sachs Capital III 4% (g)(i)		18,715,000	15,580,238
ILFC E-Capital Trust I 4.54% 12/21/65 (f)(i)		29,530,000	25,395,800
JPMorgan Chase Capital XIII 1.261% 9/30/34 (i)		2,750,000	2,268,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 4,945,000	$ 5,699,113
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,740,263
			82,823,037
TOTAL FINANCIALS			182,344,344
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,360,000	1,468,800
INDUSTRIALS - 0.4%
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,000,000	2,002,600
Navios Maritime Holdings, Inc. 8.125% 2/15/19		2,100,000	1,816,500
			3,819,100
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	863,625
8.625% 9/15/15		5,000,000	5,687,500
8.875% 9/1/17		3,000,000	3,600,000
			10,151,125
TOTAL INDUSTRIALS			13,970,225
MATERIALS - 0.3%
Chemicals - 0.0%
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		510,000	508,725
Metals & Mining - 0.1%
Severstal Columbus LLC 10.25% 2/15/18		3,510,000	3,755,700
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		5,386,000	6,234,295
TOTAL MATERIALS			10,498,720
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.875% 11/15/28		$ 4,515,000	$ 4,560,150
Wireless Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		2,670,000	2,890,275
Sprint Nextel Corp.:
6% 12/1/16		4,660,000	5,032,800
7% 8/15/20		1,500,000	1,631,250
			9,554,325
TOTAL TELECOMMUNICATION SERVICES			14,114,475
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (f)		845,000	897,813
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,256,500
TOTAL UTILITIES			4,154,313
TOTAL NONCONVERTIBLE BONDS			293,453,281
TOTAL CORPORATE BONDS (Cost $611,474,300)			653,639,231
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.07% 4/18/13 (h) (Cost $1,039,911)		1,040,000	1,039,882
Common Stocks - 65.6%
	Shares
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.1%
Ford Motor Co.	236,400	2,981,004
Diversified Consumer Services - 0.2%
H&R Block, Inc.	246,600	6,130,476
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	146,100	$ 4,876,818
Cedar Fair LP (depositary unit)	124,800	4,722,432
Las Vegas Sands Corp.	68,800	3,542,512
McDonald's Corp.	251,000	24,070,900
Wyndham Worldwide Corp.	60,400	3,638,496
		40,851,158
Household Durables - 0.1%
Whirlpool Corp.	23,800	2,688,210
Media - 1.5%
Comcast Corp. Class A	508,300	20,225,257
The Walt Disney Co.	93,400	5,098,706
Time Warner Cable, Inc.	102,500	8,854,975
Time Warner, Inc.	375,500	19,965,335
		54,144,273
Specialty Retail - 0.7%
Foot Locker, Inc.	78,400	2,680,496
Home Depot, Inc.	227,000	15,549,500
Lowe's Companies, Inc.	144,900	5,527,935
		23,757,931
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,095,628
TOTAL CONSUMER DISCRETIONARY		136,648,680
CONSUMER STAPLES - 9.5%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR	68,800	6,466,512
Diageo PLC sponsored ADR	28,800	3,447,648
Dr. Pepper Snapple Group, Inc.	71,200	3,105,744
PepsiCo, Inc.	526,800	39,915,636
SABMiller PLC	61,500	3,057,394
The Coca-Cola Co.	1,330,600	51,520,832
		107,513,766
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	421,200	29,812,536
Food Products - 0.9%
Archer Daniels Midland Co.	57,900	1,844,694
Campbell Soup Co. (e)	62,200	2,560,152
Kellogg Co.	151,500	9,165,750
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	518,600	$ 14,339,290
Unilever NV (NY Reg.)	124,000	4,826,080
		32,735,966
Household Products - 2.7%
Colgate-Palmolive Co.	63,100	7,220,533
Procter & Gamble Co.	1,012,658	77,144,286
Reckitt Benckiser Group PLC	124,600	8,371,892
		92,736,711
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	80,500	8,394,540
Imperial Tobacco Group PLC	51,781	1,877,449
KT&G Corp.	18,812	1,339,314
Lorillard, Inc.	162,000	6,243,480
Philip Morris International, Inc.	523,918	48,069,477
Swedish Match Co. AB	48,000	1,571,945
		67,496,205
TOTAL CONSUMER STAPLES		330,295,184
ENERGY - 7.1%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	151,300	9,099,182
Oil, Gas & Consumable Fuels - 6.8%
Atlas Pipeline Partners LP	112,600	3,720,304
Canadian Natural Resources Ltd.	108,800	3,325,456
Chevron Corp.	668,900	78,361,635
Enterprise Products Partners LP	44,300	2,510,481
EV Energy Partners LP	59,900	3,354,999
Exxon Mobil Corp.	1,349,100	120,811,900
Marathon Petroleum Corp.	50,250	4,164,720
Murphy Oil Corp.	77,800	4,736,464
Occidental Petroleum Corp.	92,200	7,590,826
The Williams Companies, Inc.	195,300	6,778,863
Western Gas Equity Partners LP	48,900	1,661,133
		237,016,781
TOTAL ENERGY		246,115,963
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.0%
Capital Markets - 1.0%
BlackRock, Inc. Class A	67,300	$ 16,135,175
Federated Investors, Inc. Class B (non-vtg.)	107,400	2,493,828
KKR & Co. LP	288,100	5,249,182
State Street Corp.	63,200	3,576,488
The Blackstone Group LP	369,100	6,975,990
		34,430,663
Commercial Banks - 1.6%
BB&T Corp.	104,200	3,163,512
City National Corp.	32,900	1,869,049
Comerica, Inc.	99,100	3,407,058
Commerce Bancshares, Inc.	89,675	3,415,721
Cullen/Frost Bankers, Inc.	82,200	4,978,032
M&T Bank Corp.	83,600	8,534,724
National Penn Bancshares, Inc.	320,200	3,137,960
PNC Financial Services Group, Inc.	103,400	6,451,126
U.S. Bancorp	255,900	8,695,482
UMB Financial Corp.	46,100	2,101,699
Wells Fargo & Co.	268,800	9,429,504
		55,183,867
Diversified Financial Services - 0.7%
2010 Swift Mandatory Common Exchange Security Trust (f)	309,400	3,741,605
JPMorgan Chase & Co.	247,600	12,112,592
The NASDAQ Stock Market, Inc.	225,800	7,148,828
		23,003,025
Insurance - 2.0%
ACE Ltd.	56,100	4,790,379
Allied World Assurance Co. Holdings Ltd.	22,100	1,940,601
Axis Capital Holdings Ltd.	151,600	6,174,668
Marsh & McLennan Companies, Inc.	145,700	5,411,298
MetLife, Inc.	342,100	12,124,024
MetLife, Inc. unit	338,700	15,952,770
Prudential Financial, Inc.	242,900	13,497,953
The Travelers Companies, Inc.	131,900	10,607,398
		70,499,091
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	286,885	7,722,944
Alexandria Real Estate Equities, Inc.	143,403	10,201,689
Apartment Investment & Management Co. Class A	196,370	5,816,479
AvalonBay Communities, Inc.	79,148	9,880,045
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	162,296	$ 16,859,308
Camden Property Trust (SBI)	278,962	19,287,433
CBL & Associates Properties, Inc.	733,354	16,676,470
Cedar Shopping Centers, Inc.	535,350	3,072,909
Chesapeake Lodging Trust	532,569	11,466,211
CommonWealth REIT	51,700	1,305,425
Coresite Realty Corp.	13,800	447,120
Cousins Properties, Inc.	663,940	6,453,497
Douglas Emmett, Inc.	424,501	10,404,520
DuPont Fabros Technology, Inc.	69,700	1,614,252
Education Realty Trust, Inc.	1,029,170	11,228,245
Equity One, Inc.	491,948	11,565,697
Equity Residential (SBI)	169,300	9,318,272
Essex Property Trust, Inc.	106,602	15,882,632
Excel Trust, Inc.	96,477	1,216,575
First Industrial Realty Trust, Inc.	361,200	5,732,244
First Potomac Realty Trust	159,000	2,246,670
General Growth Properties, Inc.	395,656	7,572,856
Glimcher Realty Trust	566,403	6,377,698
HCP, Inc.	379,539	18,551,866
Health Care REIT, Inc.	154,096	9,883,717
Highwoods Properties, Inc. (SBI)	355,178	12,963,997
Home Properties, Inc.	193,335	12,067,971
Host Hotels & Resorts, Inc.	645,297	10,757,101
Kite Realty Group Trust	465,234	3,065,892
Lexington Corporate Properties Trust	632,200	7,245,012
National Retail Properties, Inc.	414,562	14,281,661
Piedmont Office Realty Trust, Inc. Class A	162,800	3,200,648
Prologis, Inc.	871,801	33,947,931
Public Storage	230,397	34,838,330
Retail Properties America, Inc.	317,900	4,704,920
Sabra Health Care REIT, Inc.	201,543	5,326,781
Simon Property Group, Inc.	360,815	57,319,071
SL Green Realty Corp.	267,123	21,802,579
Sun Communities, Inc.	78,862	3,669,449
Sunstone Hotel Investors, Inc. (a)	786,962	8,916,279
Terreno Realty Corp.	33,600	601,440
Ventas, Inc.	582,541	41,232,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	89,114	$ 7,147,834
Weyerhaeuser Co.	41,800	1,229,338
		505,103,260
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	227,714	5,503,847
Forest City Enterprises, Inc. Class A (a)	209,400	3,358,776
		8,862,623
TOTAL FINANCIALS		697,082,529
HEALTH CARE - 8.6%
Biotechnology - 0.3%
Amgen, Inc.	129,900	11,874,159
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	192,400	6,501,196
Baxter International, Inc.	153,200	10,356,320
		16,857,516
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	183,308	5,073,965
Emeritus Corp. (a)	278,190	7,925,633
UnitedHealth Group, Inc.	41,000	2,191,450
		15,191,048
Pharmaceuticals - 7.4%
AbbVie, Inc.	593,400	21,908,328
Eli Lilly & Co.	397,400	21,721,884
GlaxoSmithKline PLC sponsored ADR	184,350	8,116,931
Johnson & Johnson	922,044	70,176,769
Merck & Co., Inc.	1,117,890	47,767,440
Pfizer, Inc.	2,498,000	68,370,260
Roche Holding AG sponsored ADR	160,600	9,213,622
Sanofi SA sponsored ADR	194,200	9,168,182
		256,443,416
TOTAL HEALTH CARE		300,366,139
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	120,500	8,447,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	98,500	$ 7,574,650
United Technologies Corp.	93,800	8,493,590
		24,515,290
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	296,000	24,464,400
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	77,200	1,510,032
Edenred SA	49,800	1,722,934
Republic Services, Inc.	106,300	3,342,072
Waste Management, Inc.	150,800	5,627,856
		12,202,894
Electrical Equipment - 0.5%
Eaton Corp. PLC	188,900	11,706,133
Emerson Electric Co.	122,800	6,962,760
		18,668,893
Industrial Conglomerates - 1.4%
3M Co.	286,600	29,806,400
General Electric Co.	888,653	20,634,523
		50,440,923
Machinery - 0.6%
Cummins, Inc.	53,300	6,175,871
Illinois Tool Works, Inc.	121,600	7,478,400
Stanley Black & Decker, Inc.	87,300	6,870,510
		20,524,781
Professional Services - 0.2%
Nielsen Holdings B.V.	212,863	7,171,354
TOTAL INDUSTRIALS		157,988,535
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,117,500	44,149,875
Computers & Peripherals - 0.4%
Apple, Inc.	15,500	6,841,700
Hewlett-Packard Co.	392,500	7,904,950
		14,746,650
IT Services - 1.0%
Accenture PLC Class A	65,200	4,848,272
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	195,300	$ 11,983,608
Fidelity National Information Services, Inc.	161,200	6,069,180
Paychex, Inc.	367,000	12,147,700
		35,048,760
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	227,000	10,264,940
Intel Corp.	865,000	18,035,250
Linear Technology Corp.	164,100	6,275,184
Maxim Integrated Products, Inc.	174,100	5,428,438
Texas Instruments, Inc.	106,100	3,646,657
		43,650,469
Software - 1.5%
Activision Blizzard, Inc.	252,000	3,603,600
Microsoft Corp.	1,817,000	50,512,600
		54,116,200
TOTAL INFORMATION TECHNOLOGY		191,711,954
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	34,800	3,004,632
E.I. du Pont de Nemours & Co.	318,500	15,256,150
Eastman Chemical Co.	49,800	3,472,554
LyondellBasell Industries NV Class A (e)	157,400	9,226,788
The Dow Chemical Co.	157,800	5,005,416
		35,965,540
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	135,800	4,334,736
Paper & Forest Products - 0.3%
International Paper Co.	200,100	8,806,401
TOTAL MATERIALS		49,106,677
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,341,300	62,410,689
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	$ 3,000,054
TOTAL TELECOMMUNICATION SERVICES		65,410,743
UTILITIES - 3.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	184,100	8,614,039
Edison International	421,800	20,259,054
NextEra Energy, Inc.	272,100	19,555,827
Northeast Utilities	373,600	15,508,136
PPL Corp.	203,192	6,262,377
Southern Co.	194,600	8,758,946
		78,958,379
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	252,700	5,415,361
NiSource, Inc.	272,000	7,534,400
PG&E Corp.	150,900	6,434,376
Sempra Energy	182,700	14,206,752
		33,590,889
TOTAL UTILITIES		112,549,268
TOTAL COMMON STOCKS (Cost $2,028,472,821)		2,287,275,672
Preferred Stocks - 8.4%

Convertible Preferred Stocks - 3.1%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	497,284	20,771,553
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,644	4,246,827
TOTAL CONSUMER DISCRETIONARY		25,018,380
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 3.75% (a)(f)	13,000	1,298,700
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.7%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	$ 1,390,813
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,384,920
Diversified Financial Services - 0.2%
Bank of America Corp. Series L, 7.25%	4,488	5,385,600
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	121,800	7,346,063
TOTAL FINANCIALS		24,507,396
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	19,112	3,963,064
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	10,108	11,611,565
TOTAL HEALTH CARE		15,574,629
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	155,400	9,052,050
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 5.00%	11,800	1,494,234
TOTAL INDUSTRIALS		10,546,284
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	19,600	1,276,744
MATERIALS - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.00% (a)	125,400	2,933,106
Cliffs Natural Resources, Inc. 7.00% (a)	231,200	5,333,784
		8,266,890
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.:
5.889%	174,400	8,958,928
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.: - continued
7.00%	29,000	$ 1,564,840
Series E, 5.599%	37,000	1,918,228
PPL Corp. 8.75%	180,300	9,929,121
		22,371,117
TOTAL CONVERTIBLE PREFERRED STOCKS		108,860,140
Nonconvertible Preferred Stocks - 5.3%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,855,125
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625% (a)	180,000	4,829,400
FINANCIALS - 4.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	2,278,973
Goldman Sachs Group, Inc.:
5.95%	65,219	1,631,127
Series C, 4.9931%	40,000	954,400
Series D 4.00%	361,960	7,992,077
Morgan Stanley Capital I Trust 6.60%	140,000	3,533,600
		16,390,177
Commercial Banks - 0.9%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,188,968
Series 4, 7.75%	247,800	6,286,686
HSBC Holdings PLC Series B, 8.00%	45,400	1,256,672
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,507,800
SunTrust Banks, Inc. Series E, 5.875%	80,000	1,998,400
U.S. Bancorp Series A, 3.50%	21,960	19,873,800
		32,112,326
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 1.3%
Ally Financial, Inc. 7.00% (f)	44,758	$ 43,303,365
HSBC USA, Inc. Series H, 6.50%	100,000	2,573,000
		45,876,365
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series 4, 4.00%	51,393	1,171,760
Series D, 6.204%	45,000	1,127,250
Series H, 8.20%	393,015	10,033,673
GMAC Capital Trust I Series 2, 8.125%	825,698	21,914,025
JPMorgan Chase Capital XXIX 6.70%	155,000	4,127,650
		38,374,358
Insurance - 0.2%
Hartford Financial Services Group, Inc. 7.875%	100,000	2,959,000
MetLife, Inc. Series B, 6.50%	111,000	2,821,620
		5,780,620
Real Estate Investment Trusts - 0.7%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,338,000
Health Care REIT, Inc. Series J, 6.50%	12,000	324,600
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,264,768
Series C, 6.875% (a)	50,000	1,255,000
Hospitality Properties Trust Series D, 7.125%	60,000	1,628,400
Kimco Realty Corp. Series K, 5.625%	120,000	3,044,400
Public Storage:
Series T, 5.75%	44,000	1,150,160
Series V, 5.375%	200,000	5,088,000
SL Green Realty Corp. Series I, 6.50%	60,000	1,561,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,008,350
Vornado Realty Trust Series L, 5.40% (a)	80,000	2,000,000
		24,663,478
Real Estate Management & Development - 0.0%
Ventas Realty LP 5.45% (a)	60,000	1,500,000
TOTAL FINANCIALS		164,697,324
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70% (a)	120,000	3,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 0.3%
Electric Utilities - 0.3%
Duquesne Light Co. 6.50%	141,050	$ 7,123,025
Southern California Edison Co. Series D, 6.50%	12,500	1,327,344
		8,450,369
TOTAL NONCONVERTIBLE PREFERRED STOCKS		183,832,218
TOTAL PREFERRED STOCKS (Cost $266,847,014)		292,692,358
Floating Rate Loans - 0.8%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)	$ 115,000	115,719
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	1,375,000	1,373,281
		1,489,000
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9369% 5/1/16 (i)	4,000,000	4,020,000
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (i)	870,000	872,540
		4,892,540
TOTAL CONSUMER DISCRETIONARY		6,381,540
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (i)	5,375,000	5,378,386
Tranche 2LN, term loan 9.75% 3/26/20 (i)	2,472,272	2,558,801
		7,937,187
Floating Rate Loans - continued
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon USA Partners LP term loan 9.25% 11/13/18 (i)	$ 397,222	$ 409,139
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,300,000	2,348,990
		2,758,129
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (i)	3,500,000	3,513,300
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. Tranche 1LN, term loan 5.2017% 9/24/18 (i)	35,000	35,000
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (i)	6,287,488	6,413,237
TOTAL FLOATING RATE LOANS (Cost $26,847,705)		27,038,393
Preferred Securities - 2.1%

FINANCIALS - 2.1%
Commercial Banks - 1.2%
PNC Financial Services Group, Inc. 6.75% (g)(i)	1,500,000	1,729,081
PNC Preferred Funding Trust I 1.958% (f)(g)(i)	23,450,000	19,706,994
SunTrust Preferred Capital I 4% 12/15/49 (i)	3,866,000	3,318,746
USB Capital IX 3.5% (g)(i)	18,125,000	16,776,953
		41,531,774
Diversified Financial Services - 0.9%
BAC Capital Trust XIV 4% (g)(i)	7,500,000	6,513,333
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	7,458,196
PNC Preferred Funding Trust II 1.5305% (f)(g)(i)	12,486,000	10,434,985
Wachovia Capital Trust III 5.5698% (g)(i)	8,091,000	8,186,137
		32,592,651
TOTAL PREFERRED SECURITIES (Cost $66,339,955)		74,124,425
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	174,285,735	$ 174,285,735
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,918,650	11,918,650
TOTAL MONEY MARKET FUNDS (Cost $186,204,385)		186,204,385
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,144,000)	$ 2,144,010	2,144,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,189,370,091)		3,524,158,346
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(35,068,135)
NET ASSETS - 100%		$ 3,489,090,211
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
281 CME E-mini S&P 500 Index Contracts	March 2013	$ 21,261,865	$ 241,143

The face value of futures purchased as a percentage of net assets is 0.6%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,958,319 or 6.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,039,882.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,144,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 600,393
Merrill Lynch, Pierce, Fenner & Smith, Inc.	414,867
RBS Securities, Inc.	1,128,740
$ 2,144,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,477
Fidelity Securities Lending Cash Central Fund	3,713
Total	$ 56,190
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,667,060	$ 157,420,233	$ 4,246,827	$ -
Consumer Staples	334,449,009	330,295,184	4,153,825	-
Energy	250,945,363	250,945,363	-	-
Financials	886,287,249	811,797,633	74,489,616	-
Health Care	315,940,768	304,329,203	11,611,565	-
Industrials	171,534,819	167,040,585	4,494,234	-
Information Technology	192,988,698	192,988,698	-	-
Materials	57,373,567	49,106,677	8,266,890	-
Telecommunication Services	65,410,743	62,410,689	3,000,054	-
Utilities	143,370,754	116,032,336	27,338,418	-
Corporate Bonds	653,639,231	8,061,375	645,577,856	-
U.S. Government and Government Agency Obligations	1,039,882	-	1,039,882	-
Floating Rate Loans	27,038,393	-	27,038,393	-
Preferred Securities	74,124,425	-	74,124,425	-
Money Market Funds	186,204,385	186,204,385	-	-
Cash Equivalents	2,144,000	-	2,144,000	-
Total Investments in Securities:	$ 3,524,158,346	$ 2,636,632,361	$ 887,525,985	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 241,143	$ 241,143	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $3,191,980,517. Net unrealized appreciation aggregated $332,177,829, of which $371,898,317 related to appreciated investment securities and $39,720,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013